Note 3 - Inventories (Details) - Components of Inventory (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Components of Inventory [Abstract]0
Finished goods	$ 48,072	$ 58,360
Raw materials and supplies	29,736	29,870
Equipment	2,062	1,388
Total inventory, net	$ 79,870	$ 89,618